Business Segments (Tables)	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Business Segments

(in thousands)	2013	2012	2011
Revenues:
Transportation	$112,120	103,476	97,801
Mining royalty land	5,302	4,483	4,261
Developed property rentals	22,352	19,555	18,044
	$139,774	127,514	120,106

Operating profit:
Transportation	$11,119	9,107	9,602
Mining royalty land	4,739	3,905	3,507
Developed property rentals	9,427	5,497	5,874
Corporate expenses:
Allocated to transportation	(1,765)	(1,631)	(1,574)
Allocated to mining land	(731)	(674)	(650)
Allocated to developed property	(1,094)	(1,012)	(975)
Unallocated	(1,261)	(1,091)	(1,415)
	(4,851)	(4,408)	(4,614)
	$20,434	14,101	14,369

Interest expense:
Mining royalty land	$59	40	37
Developed property rentals	2,461	2,598	3,309
	$2,520	2,638	3,346

Capital expenditures:
Transportation	$15,612	10,459	6,743
Mining royalty land	—	11,039	—
Developed property rentals:
Capitalized interest	1,863	1,646	1,232
Internal labor	418	609	603
Real estate taxes (a)	904	(1,209)	1,212
Other costs (b)	19,751	11,804	8,082
	$38,548	34,348	17,872

(a)Includes a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b)Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$7,401	6,750	6,269
Mining royalty land	105	112	111
Developed property rentals	6,141	5,729	5,222
Other	418	403	608
	$14,065	12,994	12,210

Identifiable net assets at September 30:
Transportation	$49,410	42,642	39,001
Discontinued Transportation operations	—	—	114
Mining royalty land	40,008	39,695	28,295
Developed property rentals	195,476	184,358	175,618
Cash items	502	6,713	21,026
Unallocated corporate assets	1,697	2,297	2,336
	287,093	275,705	266,390